Earnings per share - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net income attributable to equity holders of the parent - basic	$ 131,722	$ 441,512
Net income attributable to equity holders of the parent - diluted	$ 131,722	$ 441,512
Basic weighted average number of shares (in shares)	46,228,938	49,964,944
Effect of dilutive potential basic shares:
Restricted stock (in shares)	1,768,135	2,272,170
Diluted weighted average number of shares (in shares)	47,997,073	52,237,114
Earnings Per Share:
Basic (in dollars per share)	$ 2.85	$ 8.84
Diluted (in dollars per share)	$ 2.74	$ 8.45